Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000209569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R6)
Average Annual Return, Percent	3.05%	25.65%	8.91%
C000209568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R5)
Average Annual Return, Percent	3.05%	25.63%	8.78%
C000209567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class Y)
Average Annual Return, Percent	2.99%	25.56%	8.83%
C000209566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R)
Average Annual Return, Percent	2.50%	24.94%	8.29%
C000209565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class C) —including sales charge
Average Annual Return, Percent	1.06%	24.29%	7.91%
C000209570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class A) —including sales charge
Average Annual Return, Percent	(2.95%)	23.87%	7.93%
C000209574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class A) —including sales charge
Average Annual Return, Percent	(6.89%)	25.21%	7.59%
C000209575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class C) —including sales charge
Average Annual Return, Percent	(3.15%)	25.72%	7.56%
C000209576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R)
Average Annual Return, Percent	(1.80%)	26.34%	7.90%
C000209573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class Y)
Average Annual Return, Percent	(1.22%)	26.95%	8.46%
C000209571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R5)
Average Annual Return, Percent	(1.18%)	27.01%	8.39%
C000209572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R6)
Average Annual Return, Percent	(1.10%)	27.05%	8.56%
C000209581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R6)
Average Annual Return, Percent	3.55%	25.71%	9.81%
C000209580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R5)
Average Annual Return, Percent	3.52%	25.59%	9.64%
C000209579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class Y)
Average Annual Return, Percent	3.45%	25.63%	9.73%
C000209578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R)
Average Annual Return, Percent	2.81%	24.95%	9.18%
C000209577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class C) —including sales charge
Average Annual Return, Percent	1.49%	24.33%	8.82%
C000209582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class A) —including sales charge
Average Annual Return, Percent	(2.51%)	23.92%	8.83%
C000209588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class A) —including sales charge
Average Annual Return, Percent	(9.06%)	32.28%	7.55%
C000209587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class C) —including sales charge
Average Annual Return, Percent	(5.42%)	32.71%	7.53%
C000209586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R)
Average Annual Return, Percent	(4.14%)	33.29%	7.89%
C000209585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class Y)
Average Annual Return, Percent	(3.66%)	34.06%	8.42%
C000209584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R5)
Average Annual Return, Percent	(3.52%)	34.18%	8.39%
C000209583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R6)
Average Annual Return, Percent	(3.69%)	34.29%	8.58%
Without Sales Load [Member] | C000209565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.00%	24.29%	7.91%
Without Sales Load [Member] | C000209570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.67%	25.26%	8.55%
Without Sales Load [Member] | C000209574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(1.42%)	26.64%	8.21%
Without Sales Load [Member] | C000209575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(2.23%)	25.72%	7.56%
Without Sales Load [Member] | C000209577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.43%	24.33%	8.82%
Without Sales Load [Member] | C000209582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.09%	25.32%	9.46%
Without Sales Load [Member] | C000209588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(3.75%)	33.74%	8.16%
Without Sales Load [Member] | C000209587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(4.53%)	32.71%	7.53%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent	3.55%	27.00%	8.63%